Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund	Dec. 30, 2024
Fidelity SAI International Momentum Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.02%
Since Inception	10.18%	[1]
Fidelity SAI International Momentum Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.99%
Since Inception	9.58%	[1]
Fidelity SAI International Momentum Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.05%
Since Inception	8.02%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Since Inception	10.19%
IXXJI
Average Annual Return:
Past 1 year	21.64%
Since Inception	10.58%

[1]	A From May 12, 2020 .